Other payable (Tables)	12 Months Ended
Dec. 31, 2023
Other payable
Schedule Of Other Payable
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Other payable to related parties(1)	13,347	13,533
Accrued expenses	9,384	8,685
Other taxes payable(2)	3,211	3,615
Total	25,942	25,833